Basis of preparation and material accounting policy information - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reconciliation Net Result EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 6,327	€ 6,392	€ 7,287
Adjustment of the EU IAS 39 carve-out	2,643	(1,528)	(4,455)
Tax effect of the adjustment	(647)	470	1,308
Effect of adjustment after tax	1,996	(1,058)	(3,147)
Shareholders of the parent	€ 8,324	€ 5,334	€ 4,140